FINANCING RECEIVABLES - Non-Accrual Status (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Total Lease Receivable and Loan Receivable Portfolio Segments
Financing Receivables on Non-accrual Status
Total Receivables	$ 185	$ 168
Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	40	65
Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	145	104
Major Markets | Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	2	2
Major Markets | Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	19	13
Growth Markets | Lease receivables
Financing Receivables on Non-accrual Status
Total Receivables	38	63
Growth Markets | Loan receivables
Financing Receivables on Non-accrual Status
Total Receivables	$ 127	$ 91